CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 487,743	$ 1,037,124
Prepaid expenses	152,960	187,493
Total Current Assets	640,703	1,224,617
Deferred offering costs			$ 45,568
Cash and marketable securities held in Trust Account	690,374,386	690,306,930
TOTAL ASSETS	691,015,089	691,531,547	45,568
Current liabilities
Accrued expenses	3,281,026	2,180,406	5,288
Accrued offering costs			45,568
Total Current Liabilities	3,281,026	2,180,406	50,856
Warrant liabilities	107,057,332	90,539,999
Deferred underwriting fee payable	24,150,000	24,150,000
Total Liabilities	134,488,358	116,870,405	50,856
Commitments (Note 6)
Class A ordinary shares subject to possible redemption	551,526,730	569,661,141
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	52,016,282	33,882,053
Accumulated deficit	(47,019,391)	(28,884,980)	(5,288)
Total Shareholders' Equity (Deficit)	5,000,001	5,000,001	(5,288)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	691,015,089	691,531,547	$ 45,568
Class A common stock
Shareholders' Equity (Deficit)
Ordinary shares	1,385	1,203
Class B common stock
Shareholders' Equity (Deficit)
Ordinary shares	$ 1,725	$ 1,725